UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-05339
Investment Company Act file number

Concorde Funds, Inc.
 (Exact name of registrant as specified in charter)

8383 Preston Center Plaza Drive
Suite 360
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Gary B. Wood
8383 Preston Center Plaza Drive
Suite 360
Dallas, TX 75225
 (Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2018

Date of reporting period:  12/31/2017

Item 1. Schedule of Investments.

CONCORDE WEALTH MANAGEMENT FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2017 (Unaudited)

	Shares or
	Principal	Fair	Percent of
	Amount	Value	Net Assets
COMMON STOCKS - 40.12%
ARTS, ENTERTAINMENT & RECREATION
Speedway Motorsports, Inc.	14,200	$267,954	1.25%

FINANCE & INSURANCE
American International Group, Inc.	5,000	297,900	1.39
Aon PLC (a)	2,500	335,000	1.56
		632,900	2.95
HEALTH CARE
HCA Holdings, Inc. (b)	5,500	483,120	2.26
HealthSouth Corp.	7,775	384,163	1.79
		867,283	4.05
INFORMATION
CenturyLink, Inc.	18,000	300,240	1.40
Comcast Corp. - Class A	9,800	392,490	1.83
Discovery Communications, Inc. (b)	18,000	381,060	1.78
Microsoft Corp.	8,000	684,320	3.20
Oracle Corp.	3,800	179,664	0.84
Time Warner, Inc.	2,400	219,528	1.02
		2,157,302	10.07
MANUFACTURING
Allergan PLC (a)	1,750	286,265	1.33
Anheuser Busch InBev NV - ADR (a)	2,600	290,056	1.35
Fortune Brands Home & Security, Inc.	4,700	321,668	1.50
Johnson & Johnson	1,500	209,580	0.98
The Hershey Co.	1,090	123,726	0.58
Western Digital Corp.	2,200	174,966	0.82
		1,406,261	6.56
MINING, QUARRYING & OIL & GAS EXTRACTION
Cimarex Energy Co.	2,250	274,523	1.28
Devon Energy Corp.	5,000	207,000	0.97
Halliburton Co.	7,500	366,525	1.71
		848,048	3.96
RETAIL TRADE
Amazon.com, Inc. (b)	320	374,230	1.75
Hanesbrands, Inc.	8,000	167,280	0.78
Lowe's Companies, Inc.	5,000	464,700	2.17
The TJX Companies, Inc.	2,600	198,796	0.93
		1,205,006	5.63
TRANSPORTATION & WAREHOUSING
Union Pacific Corp.	5,600	750,960	3.51

UTILITIES
Kinder Morgan, Inc.	13,000	234,910	1.10

WHOLESALE TRADE
Hexcel Corp.	3,600	222,660	1.04
TOTAL COMMON STOCKS (Cost $5,250,198)		8,593,284	40.12

EXCHANGE TRADED FUNDS - 2.92%
Sprott Physical Gold Trust (a)(b)	59,000	624,810	2.92
TOTAL EXCHANGE TRADED FUNDS (Cost $571,198)		624,810	2.92

OPEN-END FUNDS - 9.32%
American Beacon SiM High Yield Opportunities Fund - Y Class	18,779	182,153	0.85
Cohen & Steers Global Realty Shares, Inc. - Institutional Class	4,835	260,469	1.22
Deutsche CROCI International Fund - Class S	8,148	397,194	1.85
JPMorgan International Unconstrained Equity Fund - Institutional Class	19,343	418,399	1.95
Morgan Stanley Global Fixed Income Opportunities Fund - Institutional Class	65,259	373,932	1.75
PIMCO Mortgage Opportunities Fund - Institutional Class	32,789	363,299	1.70
TOTAL OPEN-END FUNDS (Cost $1,902,513)		1,995,446	9.32

PRIVATE FUNDS - 2.25%
Partners Group Private Equity (Master Fund) LLC - Class I (e)(f)(g)	89,425	481,444	2.25
TOTAL PRIVATE FUNDS (Cost $500,000)		481,444	2.25

REITS - 3.70%
REAL ESTATE & RENTAL & LEASING
Medical Properties Trust, Inc.	19,000	261,820	1.22
Prologis, Inc.	4,000	258,040	1.21
VEREIT, Inc.	35,000	272,650	1.27
TOTAL REITS (Cost $674,111)		792,510	3.70

ROYALTY TRUSTS - 5.63%
CONSTRUCTION
Texas Pacific Land Trust	2,700	1,205,901	5.63
TOTAL ROYALTY TRUSTS (Cost $390,001)		1,205,901	5.63

MASTER LIMITED PARTNERSHIPS - 0.88%
Oaktree Capital Group LLC	4,500	189,450	0.88
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $197,222)		189,450	0.88

CORPORATE BONDS - 7.62%
ACCOMMODATION & FOOD SERVICES
MGM Resorts International, 6.750%, 10/01/2020	125,000	135,000	0.63

FINANCE & INSURANCE
Discover Financial Services, 3.850%, 11/21/2022	150,000	154,071	0.72
Ford Motor Credit Co., LLC, 2.400%, 09/20/2021	150,000	148,106	0.69
Wells Fargo & Co., 3.450%, 02/13/2023	150,000	152,857	0.72
		455,034	2.13
HEALTH CARE
DaVita, Inc., 5.750%, 08/15/2022	225,000	231,469	1.08

INFORMATION
Fiserv, Inc., 3.500%, 10/01/2022	150,000	154,389	0.72

MANUFACTURING
NCR Corp., 4.625%, 02/15/2021	200,000	201,750	0.94

MINING, QUARRYING, & OIL & GAS EXTRACTION
EnLink Midstream Partners LP, 2.700%, 04/01/2019	225,000	224,798	1.05

RETAIL TRADE
Hanesbrands, Inc., 4.625%, 05/15/2024 (d)	225,000	229,500	1.07
TOTAL CORPORATE BONDS (Cost $1,631,048)		1,631,940	7.62

U.S. GOVERNMENT OBLIGATIONS - 19.38%
Federal Farm Credit Banks, 2.320%, 12/29/2021	150,000	149,597	0.70
Federal Home Loan Banks, 1.030%, 05/28/2019	150,000	148,349	0.69
Federal National Mortgage Association, 1.550%, 09/30/2021	200,000	192,514	0.90
United States Treasury Notes
1.250%, Note due 08/31/2019	1,900,000	1,880,629	8.78
1.875%, Note due 01/31/2022	1,400,000	1,385,453	6.47
2.250%, Note due 08/15/2027	400,000	394,375	1.84
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $4,203,809)		4,150,917	19.38

SHORT-TERM INVESTMENTS - 7.55%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.20% (c)		1,066,097	1,066,097	4.97
The Government & Agency Portfolio - Institutional Class, 1.18% (c)		552,444	552,444	2.58
TOTAL SHORT-TERM INVESTMENTS (Cost $1,618,541)			1,618,541	7.55

Total Investments (Cost $16,938,641) - 99.37%			21,284,243	99.37
Other Assets in Excess of Liabilities - 0.63%			134,721	0.63%
NET ASSETS - 100.00%			$21,418,964	100.00%

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Foreign issued security listed directly on a U.S. securities exchange.
(b)	Presently non-income producing.
(c)	Rate shown is the 7-day yield as of December 31, 2017.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as
	amended. These securities may be resold in transactions exempt from registration to qualified
	institutional investors.
(e)	Securities for which market quotations are not readily available are valued at fair value
	determined by the Advisor. Such values are approved on a quarterly basis by the Board of
	Directors.
(f)	Investments in private securities may be subject to restrictions on disposition imposed by the
	issuer. At December 31, 2017, restricted securities represented 2.33% of net assets of the Fund.
(g)	Illiquid security. Total illiquid securities represent 2.33% of net assets as of December 31, 2017.

Securities Valuation as of December 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

Level 1 –Quoted unadjusted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use in valuing the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities– Equity securities, usually common stocks, foreign issued common stocks, exchange traded funds ("ETFs"), real estate investment trusts, royalty trusts, master limited partnerships, and preferred stocks traded on a national securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Mutual funds are generally priced at the ending net asset value ("NAV") provided by the service agent of the Funds and are categorized in Level 1 of the fair value hierarchy. Investment Funds that are Private Funds can be difficult to value, particularly to the extent that their underlying investments are not publicly traded. In the event a Non-Traded Fund does not report a value to the Fund on a timely basis, Concorde Financial Corporation (the "Advisor"), acting under the Board's supervision and pursuant to policies implemented by the Board, will determine the fair value of the Fund's investment based on the most recent NAV reported by the Non-Traded Fund, as well as any other relevant information available at the time the Fund values its investments. Following procedures adopted by the Board, in the absence of specific transaction activity in a particular investment fund, the Advisor will consider whether it is appropriate, in light of all relevant circumstances, to value the Fund's investment at the NAV reported by the Non-Traded Fund at the time of valuation or to adjust the value to reflect a premium or discount. Certain investments may include adjustments made subsequent to period end related to subsequent valuation information obtained. Therefore, the net assets reflected in the Schedule of Investments may differ from the reported NAV of the Fund as of December 31, 2017. Investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient are not categorized in the fair value hierarchy.

Debt Securities – Bonds, notes, and U.S. government obligations are valued at an evaluated bid price obtained from an independent pricing service that uses a matrix pricing method or other analytical models. Demand notes are stated at amortized cost, which approximates fair value. These securities will generally be categorized in Level 2 of the fair value hierarchy.

Short-Term Securities - Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by an independent pricing service that uses a matrix pricing method or other analytical models. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Derivative Instruments – Listed derivatives, including options, rights, and warrants that are actively traded are valued based on quoted prices from the exchange.  If there is no such reported sale on the valuation date, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. These securities will generally be categorized in Level 1 of the fair value hierarchy.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' Board of Directors as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds' investments in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds' Board of Directors.  As of December 31, 2017, the Advisor has determined that certain restricted securities held by the Fund are considered liquid.

Additional information on each illiquid restricted security held by the Fund on December 31, 2017 is as follows:

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Partners Group Private Equity (Master Fund) LLC - Class I	December 1, 2017	89,425	$ 500,000	$ 481,444	2.25%

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued at fair value as determined in good faith following procedures approved by the Board.  Factors used in determining fair value vary by investment type and may include: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Depending on the relative significance of the valuation inputs, these securities may be categorized in either Level 2 or Level 3 of the fair value hierarchy.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017:

	Categories	Practical Expedient*	Level 1	Level 2	Level 3	Fair Value
	Common Stocks
	Arts, Entertainment & Recreation	$-	$267,954	$-	$-	$267,954
	Finance & Insurance	-	632,900	-	-	632,900
	Health Care	-	867,283	-	-	867,283
	Information	-	2,157,302	-	-	2,157,302
	Manufacturing	-	1,406,261	-	-	1,406,261
	Mining, Quarrying & Oil & Gas Extraction	-	848,048	-	-	848,048
	Retail Trade	-	1,205,006	-	-	1,205,006
	Transportation & Warehousing	-	750,960	-	-	750,960
	Utilities	-	234,910	-	-	234,910
	Wholesale Trade	-	222,660	-	-	222,660
	Total Common Stocks	-	8,593,284	-	-	8,593,284
	Exchange Traded Funds	-	624,810	-	-	624,810
	Open-End Funds	-	1,995,446	-	-	1,995,446
	Private Funds	481,444 ^	-	-	-	481,444
	REITs
	Real Estate & Rental & Leasing	-	792,510	-	-	792,510
	Total REITs	-	792,510	-	-	792,510
	Royalty Trusts
	Construction	-	1,205,901	-	-	1,205,901
	Total Royalty Trusts	-	1,205,901	-	-	1,205,901
	Master Limited Partnerships	-	189,450	-	-	189,450
	Corporate Bonds
	Accommodation & Food Services	-	-	135,000	-	135,000
	Finance & Insurance	-	-	455,034	-	455,034
	Health Care	-	-	231,469	-	231,469
	Information	-	-	154,389	-	154,389
	Manufacturing	-	-	201,750	-	201,750
	Mining, Quarrying & Oil & Gas Extraction	-	-	224,798	-	224,798
	Retail Trade	-	-	229,500	-	229,500
	Total Corporate Bonds	-	-	1,631,940	-	1,631,940
	U.S. Government Obligations	-	-	4,150,917	-	4,150,917
	Short-Term Investments	-	1,618,541	-	-	1,618,541
	Total Investments	$481,444	$15,019,942	$5,782,857	$-	$21,284,243

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts present in the schedule of investments.

^	Security	Withdrawals Permitted	Redemption Notice Period	Investment Objective	Investment Strategy		Lock Up Period
	Partners Group Private Equity (Master Fund) LLC - Class I	Not Applicable(1)	Not Applicable	Capital Appreciation	Globally diversified portfolio of private equity investments		None

(1)
Up to 5% of the Fund's net asset value per quarter via tender offer. The tender offer is subject to board approval and not a guarantee of future liquidity. A 2% early repurchase fee will be imposed for repurchases made within one year of investment.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the period ended December 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title) )        /s/ Gary B. Wood
Gary B. Wood, President

Date         3/01/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gregory B. Wood
   Gregory B. Wood, Treasurer

Date         3/01/18